CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2019
CONVERTIBLE SENIOR NOTES [Abstract]
Schedule of debt conversions

The principal amount and unamortized premium as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	US$	US$
Principal amount	250,000	167,060
Unamortized premium	4,435	1,869
	254,435	168,929

Schedule of aggregate future principal payments

	Long-term loans	Convertible senior notes	Total

2020	74,624	—	74,624
2021	40,234	—	40,234
2022	10,166	167,060	177,226
2023	46,204	—	46,204
2024 and thereafter	89,981	—	89,981
	261,209	167,060	428,269